Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity grant policy was revised in April 2024. Annual equity awards to NEOs are granted on the first trading day of April of each year. Under our current compensation program, awards granted consist of RSUs and PSUs. The number of shares and key terms of the awards are approved by the Compensation and Human Resources Committee prior to the scheduled award date. On occasion, the Compensation and Human Resources Committee approves other special or promotional equity awards during the year in addition to the annual equity awards, but no such awards were made to NEOs in 2024.
As noted above, awards under our current compensation programs consist of RSUs and PSUs. We do not take material nonpublic information into account when determining the timing or terms of executive awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We did not grant stock options to any employees (including the NEOs) in 2024 and have never granted stock appreciation rights.

Award Timing Method	Our equity grant policy was revised in April 2024. Annual equity awards to NEOs are granted on the first trading day of April of each year.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false